Research International Core Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Common Stocks (99.0%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (6.7%)
Advanced Info Service PCL - Foreign Shares	Thailand	575,700	3,107
carsales.com, Ltd.	Australia	101,827	1,512
Hellenic Telecommunications Organization SA	Greece	266,067	3,841
KDDI Corp.	Japan	324,100	8,198
NAVER Corp.	South Korea	23,283	5,895
NetEase, Inc., ADR	Cayman Islands	17,938	8,156
SEEK, Ltd.	Australia	127,900	1,957
SoftBank Group Corp.	Japan	164,800	10,176
Tele2 AB	Sweden	274,622	3,877
Tencent Holdings, Ltd.	Cayman Islands	95,000	6,326

Total			53,045

Consumer Discretionary (9.0%)
adidas AG *	Germany	32,199	10,422
Burberry Group PLC	United Kingdom	115,112	2,305
Cie Financiere Richemont SA	Switzerland	68,171	4,566
Flutter Entertainment PLC *	Ireland	25,495	4,015
Koito Manufacturing Co., Ltd.	Japan	127,400	6,495
LVMH Moet Hennessy Louis Vuitton SE	France	30,339	14,183
Prosus NV *	Netherlands	39,517	3,644
Techtronic Industries Co., Ltd.	Hong Kong	836,500	11,000
USS Co., Ltd.	Japan	404,300	7,232
Yamaha Corp.	Japan	48,400	2,317
Yum China Holdings, Inc.	United States	97,701	5,173

Total			71,352

Consumer Staples (10.2%)
British American Tobacco PLC	United Kingdom	265,631	9,548
Danone SA	France	145,858	9,434
Diageo PLC	United Kingdom	341,676	11,705
Japan Tobacco, Inc.	Japan	279,700	5,108
Kao Corp.	Japan	105,400	7,909
Nestle SA	Switzerland	218,422	25,913
Reckitt Benckiser Group PLC	United Kingdom	101,941	9,939
Sugi Holdings Co.	Japan	23,100	1,633

Total			81,189

Energy (2.9%)
BP PLC	United Kingdom	1,710,517	4,966
Cairn Energy PLC *	United Kingdom	1,618,915	2,992
Eni SpA	Italy	404,475	3,164
Galp Energia SGPS SA	Portugal	415,805	3,854
Idemitsu Kosan Co., Ltd.	Japan	158,200	3,371
Oil Search, Ltd.	Papua New Guinea	1,034,102	1,964
TC Energy Corp.	Canada	73,814	3,099

Total			23,410

Common Stocks (99.0%)	Country	Shares/ Par +	Value $ (000’s)
Financials (14.9%)
AIA Group, Ltd.	Hong Kong	1,435,200	14,139
AIB Group PLC *	Ireland	1,912,575	1,962
Aon PLC	Ireland	61,082	12,601
Bank Central Asia Tbk PT	Indonesia	1,395,500	2,547
BNP Paribas SA *	France	269,811	9,774
Euronext NV	Netherlands	123,745	15,468
HDFC Bank, Ltd. *	India	495,774	7,301
Hiscox, Ltd. *	Bermuda	519,945	5,985
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	144,900	6,811
Julius Baer Group, Ltd.	Switzerland	172,455	7,352
KBC Group NV	Belgium	108,884	5,452
Macquarie Group, Ltd.	Australia	57,022	4,898
Mitsubishi UFJ Financial Group, Inc.	Japan	1,707,800	6,777
UBS Group AG	Switzerland	853,687	9,530
Zurich Insurance Group AG	Switzerland	22,789	7,923

Total			118,520

Health Care (13.7%)
Bayer AG	Germany	142,595	8,912
Essilor International SA *	France	73,489	9,994
Koninklijke Philips NV *	Netherlands	212,610	10,016
Kyowa Hakko Kirin Co., Ltd.	Japan	360,700	10,245
Novo Nordisk AS - Class B	Denmark	295,231	20,507
Roche Holding AG	Switzerland	79,471	27,189
Santen Pharmaceutical Co., Ltd.	Japan	646,600	13,259
Terumo Corp.	Japan	212,000	8,447

Total			108,569

Industrials (16.1%)
51job, Inc. *	Cayman Islands	43,704	3,408
Aena SA *	Spain	23,080	3,215
Brambles, Ltd.	Australia	864,480	6,508
Daikin Industries, Ltd.	Japan	75,400	13,903
GEA Group AG	Germany	197,508	6,962
Hitachi, Ltd.	Japan	261,700	8,843
Kubota Corp.	Japan	552,900	9,891
Legrand SA	France	111,485	8,900
Melrose Industries PLC *	United Kingdom	1,415,763	2,089
Persol Holdings Co., Ltd.	Japan	214,700	3,492
Ritchie Bros Auctioneers, Inc.	Canada	111,125	6,590
Ryanair Holdings PLC *	Ireland	41,816	3,419
Schindler Holding AG	Switzerland	32,042	8,748
Schneider Electric SE	France	160,679	19,943
SMC Corp.	Japan	6,800	3,785
TOTO, Ltd.	Japan	125,700	5,767
Wolters Kluwer NV	Netherlands	141,980	12,122

Total			127,585

Information Technology (9.9%)
Amadeus IT Group SA	Spain	108,220	6,006
Cadence Design Systems, Inc. *	United States	38,529	4,108
Constellation Software, Inc.	Canada	4,213	4,682

Research International Core Portfolio

Common Stocks (99.0%)	Country	Shares/ Par +	Value $ (000’s)
Information Technology continued
EPAM Systems, Inc. *	United States	21,968	7,102
Fujitsu, Ltd.	Japan	37,600	5,149
Kyocera Corp.	Japan	110,000	6,285
Nintendo Co., Ltd.	Japan	11,400	6,481
Nomura Research Institute, Ltd.	Japan	222,400	6,536
NXP Semiconductors NV	Netherlands	54,932	6,856
Samsung Electronics Co., Ltd.	South Korea	124,467	6,271
Scout24 AG	Germany	61,459	5,364
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	604,189	9,074
Visa, Inc. - Class A	United States	22,131	4,426

Total			78,340

Materials (8.9%)
Akzo Nobel NV	Netherlands	112,543	11,398
Croda International PLC	United Kingdom	123,903	10,003
Kansai Paint Co., Ltd.	Japan	157,000	3,900
Linde PLC	Ireland	81,343	19,252
Nitto Denko Corp.	Japan	102,000	6,650
Sika AG	Switzerland	36,394	8,941
Symrise AG	Germany	75,133	10,394
Total			70,538
Real Estate (3.2%)
ESR Cayman, Ltd. *	Cayman Islands	1,003,200	3,107
Grand City Properties SA	Luxembourg	436,825	10,555

Common Stocks (99.0%)	Country	Shares/ Par +	Value $ (000’s)
Real Estate continued
LEG Immobilien AG	Germany	79,900	11,406

Total			25,068

Utilities (3.5%)
APA Group	Australia	449,227	3,331
China Resources Gas Group, Ltd.	Bermuda	764,000	3,421
CLP Holdings, Ltd.	Hong Kong	505,000	4,707
E.ON SE	Germany	265,503	2,933
Iberdrola, SA	Spain	739,894	9,107
Orsted A/S	Denmark	31,747	4,379

Total			27,878

Total Common Stocks (Cost: $668,968)			785,494

Short-Term Investments (0.5%)
Money Market Funds (0.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%#	United States	4,260,239	4,260

Total			4,260

Total Short-Term Investments (Cost: $4,260)			4,260

Total Investments (99.5%) (Cost: $673,228)@			789,754

Other Assets, Less Liabilities (0.5%)			3,635

Net Assets (100.0%)			793,389

Investments Percentage by Country is based on Net Assets:
Japan	21.8%
Switzerland	12.6%
France	9.0%
Netherlands	7.5%
Germany	7.2%
United Kingdom	6.8%
Ireland	5.1%
Other	29.5%

Total	99.5%

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2020.
@

At September 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $673,228 and the net unrealized appreciation of investments based on that cost was $116,527 which is comprised of $178,204 aggregate gross unrealized appreciation and $61,677 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Research International Core Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2020.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Communication Services	$8,156	$44,889	$—
Consumer Discretionary	5,173	66,179	—
Energy	3,099	20,311	—
Financials	12,601	105,919	—
Industrials	13,417	114,168	—
Information Technology	27,174	51,166	—
Real Estate	3,107	21,961	—
All Others	—	288,174	—
Short-Term Investments	4,260	—	—

Total Assets:	$76,987	$712,767	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
SONIA	Sterling Overnight Index Average
DAC	Designated Activity Company
TBA	To Be Announced

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
ZAR	South African Rand